Average Annual Total Returns - A C I Shares - JPMorgan US Sustainable Leaders Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	19.74%	14.59%	13.79%	19.24%	13.24%	12.98%	12.03%	11.44%	11.43%	13.16%	13.07%	12.90%	17.84%	13.73%	13.05%	18.40%	15.22%	13.88%